Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 25.7%
10,561	iShares 20+ Year Treasury Bond ETF	$ 1,477,167	2.0
19,368	iShares Core U.S. Aggregate Bond ETF	2,137,453	2.9
58,108	Vanguard Emerging Markets ETF	2,778,725	3.8
203,065	Vanguard FTSE Developed Markets ETF	9,704,476	13.2
12,174	Vanguard Mid-Cap ETF	2,829,359	3.8

	Total Exchange-Traded Funds
	(Cost $19,902,635)	18,927,180	25.7

MUTUAL FUNDS: 74.3%
	Affiliated Investment Companies: 27.1%
1,232,351	Voya Intermediate Bond Fund - Class P3	12,114,015	16.5
135,857	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,532,472	2.1
288,768	Voya Multi-Manager International Equity Fund - Class P3	3,124,466	4.2
330,555	Voya Multi-Manager International Factors Fund - Class P3	3,160,103	4.3
		19,931,056	27.1

	Unaffiliated Investment Companies: 47.2%
677,629	TIAA-CREF S&P 500 Index Fund - Institutional Class	32,472,004	44.1
97,986	TIAA-CREF SmallCap Blend Index Fund - Institutional Class	2,294,838	3.1
		34,766,842	47.2

	Total Mutual Funds
	(Cost $56,639,584)	54,697,898	74.3

	Total Investments in Securities (Cost $76,542,219)	$ 73,625,078	100.0
	Assets in Excess of Other Liabilities	28,539	0.0
	Net Assets	$ 73,653,617	100.0

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$18,927,180	$–	$–	$18,927,180
Mutual Funds	54,697,898	–	–	54,697,898
Total Investments, at fair value	$73,625,078	$–	$–	$73,625,078

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P3	$2,114,205	$1,108,121	$(3,091,036)	$(131,290)	$-	$92,786	$48,501	$-
Voya Intermediate Bond Fund - Class P3	7,386,312	8,067,641	(2,931,609)	(408,329)	12,114,015	185,471	(126,564)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,624,543	1,718,707	(1,423,205)	(387,573)	1,532,472	28,409	(90,977)	190,944
Voya Multi-Manager International Equity Fund - Class P3	1,627,972	4,157,623	(2,034,989)	(626,140)	3,124,466	39,034	(207,843)	481,915
Voya Multi-Manager International Factors Fund - Class P3	1,657,451	4,025,163	(2,028,767)	(493,744)	3,160,103	116,452	(29,667)	275,739
	$14,410,483	$19,077,255	$(11,509,606)	$(2,047,076)	$19,931,056	$462,152	$(406,550)	$948,598

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 28, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $76,560,071.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 47,503
Gross Unrealized Depreciation	(2,982,496)
Net Unrealized Depreciation	$ (2,934,993)